ACQUISITIONS (Schedule of summary of assets acquired) (Details)	Dec. 16, 2016 USD ($)
Inventory	$ 58,000
Total assets acquired	660,000
Website [Member]
Intangibles	80,000
Trade name [Member]
Intangibles	150,000
Customer relationships [Member]
Intangibles	252,000
Non compete agreements [Member]
Intangibles	$ 120,000